Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Business Segment Information
Net sales	$ 5,602	$ 4,068	$ 10,912	$ 8,028
Segment operating profit	842	592	1,565	1,136
Amortization of intangible assets	(108)	(42)	(215)	(84)
Interest expense - net	(71)	(30)	(146)	(58)
Pension and other postretirement benefits expense	(43)	(39)	(81)	(80)
Inventory step-up adjustment	(1)	(1)	(34)	(3)
Other corporate expense - net	(85)	(61)	(155)	(124)
Income before income taxes	534	419	934	787
Income tax expense	37	37	57	94
Net income	497	382	877	693
Less net income for noncontrolling interests	(3)	0	(5)	0
Net income attributable to Eaton ordinary shareholders	494	382	872	693
Electrical Products [Member]
Business Segment Information
Net sales	1,758	903	3,418	1,789
Segment operating profit	272	151	513	290
Electrical Systems and Services [Member]
Business Segment Information
Net sales	1,624	913	3,145	1,765
Segment operating profit	227	91	437	167
Hydraulics [Member]
Business Segment Information
Net sales	772	769	1,528	1,504
Segment operating profit	104	123	182	232
Aerospace [Member]
Business Segment Information
Net sales	446	436	880	866
Segment operating profit	67	59	129	119
Vehicle [Member]
Business Segment Information
Net sales	1,002	1,047	1,941	2,104
Segment operating profit	$ 172	$ 168	$ 304	$ 328